LEASE OBLIGATIONS (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	May 31, 2023	Jan. 31, 2023	Apr. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease agreements
Rent expense			$ 17,257	$ 172,685	$ 274,422	$ 945,216	$ 816,790
Right of use asset				467,738		$ 102,349
Corporate office and distribution center
Operating lease agreements
Rent expense		$ 38,105
Right of use asset		$ 342,341
Discount rate		8.00%
Operating lease accounts payable past rent due to landlord				954,722
Showroom Space
Operating lease agreements
Operating lease accounts payable past rent due to landlord				$ 187,032
Showroom Space | Subsequent events
Operating lease agreements
Rent expense	$ 6,520
Right of use asset	$ 125,397
Discount rate	8.00%
Base rent increases	$ 6,781